DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	4 Months Ended	7 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Pelican Holdco Inc [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Pelican Holdco, Inc. (“the Company” or “Holdco”) was incorporated on September 5, 2025 under the laws of the State of Texas. The Company has had no operations to date other than incurring organizational costs. The Company has selected December 31 as its fiscal year end.

The Company was formed solely for the purpose of completing the transactions contemplated by the Merger Agreement, dated as of September 9, 2025 (as may be amended from time to time, the “Merger Agreement”). The parties to the Merger Agreement include the Company, Pelican Acquisition Corporation (“Pelican”), Pelican Merger Sub, Inc., a Texas corporation and wholly-owned subsidiary of Holdco, Greenland Exploration Limited, a Texas Corporation (“Greenland”), Greenland Merger Sub, Inc., a Texas corporation and a wholly-owned subsidiary of Holdco, and March GL Company, a Texas corporation (“March GL”).

Prior to the closing, Pelican will effect a domestication pursuant to which Pelican will discontinue as a Cayman Islands exempted company and domesticate as a Texas corporation (the “Domestication”). Upon the Domestication, each issued and outstanding Pelican security will remain outstanding and automatically represent a corresponding security of Pelican as a Texas corporation, without any action required by the holders.

Following the Domestication, the transaction will include a series of mergers whereby Pelican, Greenland, and March GL will each merge with subsidiaries of Holdco, which will be renamed Greenland Energy Company and become publicly traded company on the Nasdaq.

The Merger consideration being a number of shares of the Company’s common stock with an aggregate value equal to $215,000,000, based upon a per share value of $10.00. Existing Greenland shareholders will receive an aggregate of 1,500,000 shares of the Company’s common stock and existing March GL shareholders will receive an aggregate of 20,000,000 shares of the Company’s common stock. Pelican shareholders will receive one share of the Company’s common stock for each share of Pelican common stock they currently hold (subject to redemptions).

Subsidiary

On September 4, 2025, Greenland Merger Sub, Inc., a Texas corporation and a wholly-owned subsidiary of Holdco was formed to be the Merger Sub in connection with a contemplated business combination.

Greenland Exploration Limited
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Greenland Exploration Limited (“Greenland” or the “Company”) is a corporation incorporated in the state of Texas on June 9, 2025. The Company is focused on developing strategic positions in North American energy assets. Through its partnerships and future acquisitions, Greenland Exploration Limited aims to deliver long-term shareholder value in a dynamic and evolving energy market.

On June 23, 2025, the Company entered into a non-binding letter of intent with Pelican Acquisition Corporation (“Pelican”), a Cayman Islands exempted company formed as a special purpose acquisition company, for Pelican to acquire all outstanding equity securities of the Company. Simultaneously on June 23, 2025, the Company entered into a non-binding memorandum of understanding (the “March MOU”) with March GL Company, a Texas corporation (“March GL”), regarding Company’s proposed acquisition of a non-operating, non-expense bearing equity participation interest (the “Interest”) in certain oil and gas rights secured by March GL (the “Acquisition”) and the grant of certain exchange rights to March GL. Subsequently, on September 9, 2025, Pelican, Greenland, March GL and certain merger subsidiaries entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”). At the closing of the transaction pursuant to the Merger Agreement (the “Merger” or “Business Combination”), the combined company will operate under the name Greenland Energy Company (“Holdco”). As consideration for the Business Combination, the holders of March GL common stock immediately prior to the Merger will be entitled to receive from Holdco, in the aggregate, 20,000,000 shares of Holdco common stock (the “March GL Merger Consideration”), the holders of Greenland common stock immediately prior to the Merger will be entitled to receive from Holdco, in the aggregate, 1,500,000 shares of Holdco common stock (the “Greenland Merger Consideration, and together with the March GL Merger Consideration, the “Merger Consideration”), with the Merger Consideration being a number of shares of Holdco common stock with an aggregate value equal to $215,000,000, based upon a per share value of $10.00. Pelican shareholders will receive one share of Holdco common stock for each share of Pelican common stock they currently hold (subject to redemptions).

March GL has obtained the drilling rights from 80 Mile PLC and its subsidiary company, White Flame Energy A/S, pursuant to which March GL will own up to 70% of three onshore licenses, which include over 2,000,000 acres covering the entire petroleum basin in the Jameson Land Basin in Greenland.

As of December 31, 2025, the Company had not yet commenced any operations. All activity through December 31, 2025, related to Company’ formation and transaction described above.

Going Concern Consideration

At December 31, 2025, the Company had $36,051 cash and $232,519 in loan receivable and working capital deficit of $156,575. The Company has incurred and expects to continue to incur significant costs in pursuit of its Business Combination plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. There is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful or successful in a timely manner. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.